U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



 1. Name and address of issuer:

    Frontier Funds, Inc.
    101 West Wisconsin Avenue
    Pewaukee, WI 53072-3433



 2. Name of each series or class of funds for which this notice is filed:

    Common stock/mutual fund



 3.  Investment Company Act File Number:     811-6449

     Securities Act File Number:             33-43616


 4. Last day of fiscal year for which this notice is filed:
     September 30, 1996



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [   ]



 6. Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):




 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None


 9. Number and aggregate sale price of securities sold during the fiscal year:

    The issuer sold 43,429.735 shares at an aggregate sale price equal to $297,031.68.



 10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    The issuer sold 43,429.735 shares at an aggregate sale price of $297,031.68, all of which were sold pursuant to Rule 24f-2.



 11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    None



 12.Calculation of registration fee:

    (i)     Aggregate sale price of securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):          $297,031.68

    (ii)    Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):             +        0

    (iii)   Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):                -123,792.53

    (iv)    Aggregate price of shares redeemed
            or repurchased and previously
            applied as a reduction to
            filing fees pursuant to
            rule 24e-2 (if applicable):                      +        0
                                                             -----------

    (v)     Net aggregate price of securities sold
            and issued during the fiscal year
            in reliance on rule 24f-2 [line
            (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):     173,239.15

    (vi)    Multiplier prescribed by Section 6(b)
            of the Securities Act of
            1933 or other applicable law or regulation
            (see Instruction C.6):                           x   1/2900

    (vii)   Fee due [line (i) or line (v)
            multiplied by line (vi)]:                            $59.74
                                                              =========


INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



 13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                        [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                               SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*<F1>

               /s/ James R. Fay
               -----------------------
               James R. Fay, President


 Date 1/29/97

   *<F1>Please print the name and title of the signing officer below the signature


REINHART, BOERNER, VAN DEUREN
NORRIS & RIESELBACH, S.C.

                                January 29, 1997



                                                        Direct Dial:
                                                        414-298-8233
The Board of Directors
of Frontier Funds, Inc.
101 West Wisconsin Avenue
Pewaukee, WI 53072-3433

Gentlemen:                       Re:    Legal Opinion to Rule 24f-2 Notice
                                  for Frontier Funds, Inc. (the "Fund")

     This opinion is given pursuant to Rule 24f-2 of the Investment Company Act of 1940.

     We have examined the minute books of the Fund and other agreements, instruments and documents which we have deemed necessary as a basis for the opinions hereinafter expressed. As to various questions of fact material to our opinion, we have relied upon a certificate of the President of the Fund.

     The shares of the Fund's capital stock sold during the fiscal year ending September 30, 1996, as more particularly described in the Fund's Rule 24f-2 Notice, were validly issued and are fully paid and nonassessable.

     This opinion is rendered solely for your information and assistance in connection with the Rule 24f-2 Notice described above and may not be relied upon by any other person or for any purpose without our prior written consent.

                              Yours very truly,

                              REINHART, BOERNER, VAN DEUREN,
                                           NORRIS & RIESELBACH, s.c.

                              BY        /s/ Ulice Payne, Jr.

                                            Ulice Payne, Jr.

                             OFFICER'S CERTIFICATE


          The undersigned, the President of Frontier Funds, Inc., a Maryland corporation (the "Fund"), hereby certifies to Reinhart, Boerner, Van Deuren, Norris & Rieselbach, s.c. as follows:

          1. This Certificate is being furnished in connection with the execution and filing of a notice with the United States Securities and Exchange Commission pursuant to Rule 24f-2 of the Investment Company Act of 1940.

          2. The consideration received by the Fund for the issuance of shares of the Fund's capital stock during the fiscal year ending September 30, 1996 was fully received and such consideration was received in the form of money, other tangible or intangible property, services actually performed for the Corporation (but not future services) or a promissory note.

          This certificate is furnished to enable Reinhart, Boerner, Van Deuren, Norris & Rieselbach, s.c. to issue its legal opinion pursuant to the requirements under Rule 24f-2 of the Investment Company Act of 1940.

          Dated January 29, 1997.

               /s/ James R. Fay
               -----------------------
               James R. Fay, President